Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum rental payments

future minimum rental payments required as of December 31, 2012 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating leases commitment	$18,405	$12,788	$5,275	$342	—

Schedule of purchase commitments

Purchase commitments as of December 31, 2012, including the unpaid land use right cost of $14.1 million, were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$110,073	$85,754	$23,282	$522	$515